Note 17 - Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of geographical areas [text block]
2018

As of December 31,	Singapore	US	Canada	Consolidated
Current assets	$4,283,008	$302,405	$2,302,851	$6,888,264
Property and equipment	9,136,694	162,819	-	9,299,513
Patents and licenses	18,464	448,250	-	466,714
Goodwill and intangible assets	6,718,953	1,764,459	-	8,483,412

Total Assets	$20,157,119	$2,677,933	$2,302,851	$25,137,903

Year Ended December 31,	Singapore	US	Canada	Consolidated
Revenue	$3,888,185	$-	$-	$3,888,185
Cost of revenue	1,475,969	-	-	1,475,969
Selling, marketing and administration	8,252,278	2,337,342	1,099,584	11,689,204
Research and development	3,533,994	4,706,817	451,993	8,692,804
Impairment loss	156,717	-	-	156,717
Other income including interest income	(1,491,556)	-	(14,234)	(1,505,790)

Net loss from operations before income tax recovery	$8,039,217	$7,044,159	$1,537,343	$16,620,719
2017

As of December 31,	Singapore	US	Canada	Consolidated
Current assets	$3,190,298	$4,621,318	$139,096	$7,950,712
Property and equipment	8,018,900	259,270	-	8,278,170
Patents and licenses	18,816	437,434	-	456,250
Goodwill and intangible assets	6,756,181	1,764,459	-	8,520,640

Total Assets	$17,984,195	$7,082,481	$139,096	$25,205,772

Year Ended December 31,	Singapore	US	Canada	Consolidated
Revenue	$2,794,044	$-	$-	$2,794,044
Cost of revenue	1,342,691	-	-	1,342,691
Selling, marketing and administration	4,955,497	4,872,902	1,042,342	10,870,741
Research and development	3,237,713	1,877,966	327,194	5,442,873
Other income including interest income	(1,748,244)	-	(18,280)	(1,766,524)

Net loss from operations before income tax recovery	$4,993,613	$6,750,868	$1,351,256	$13,095,737
2016

As of December 31,	Singapore	US	Canada	Consolidated
Current assets	$2,118,561	$10,058,018	$4,957,624	$17,134,203
Property and equipment	9,039,069	322,633	2,508	9,364,210
Patents and licenses	-	449,676	-	449,676
Goodwill and intangible assets	6,793,409	1,764,459	-	8,557,868

Total Assets	$17,951,039	$12,594,786	$4,960,132	$35,505,957

Year Ended December 31,	Singapore	US	Canada	Consolidated
Revenue	$1,861,747	$-	$-	$1,861,747
Cost of revenue	946,001	-	-	946,001
Selling, marketing and administration	3,242,703	7,027,033	1,151,868	11,421,604
Research and development	1,042,842	2,122,983	-	3,165,825
Impairment loss	-	63,522	-	63,522
Loss on disposal of property and equipment	-	29,807	16,931	46,738
Other income including interest income	(14,027)	-	(52,845)	(66,872)
Changes in fair value of contingent consideration	(283,130)	-	-	(283,130)

Net loss from operations before income tax recovery	$3,072,642	$9,243,345	$1,115,954	$13,431,941